UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, DC 20549
                              -----------

                               FORM N-Q
                               ---------

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY

               INVESTMENT COMPANY ACT FILE NUMBER 811-04938

                         THE EHRENKRANTZ TRUST
             (Exact name of registrant as specified in charter)
                              ----------

                       410 Park Ave., 7th Floor
                          New York, NY  10022
            (Address of principal executive offices) (Zip code)

                        Joan King, Vice President
                        410 Park Ave., 7th Floor
                          New York, NY  10022
                   (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

               DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

               DATE OF REPORTING PERIOD:  March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS  (Unaudited)
        THE EHRENKRANTZ GROWTH FUND
        March 31, 2005

COMMON STOCKS-73.96%                    Shares             Value
                                        -------            ------

COMMUNICATIONS-17.11%
  *Charter Communications, Inc.         28,000          $  44,800
  *Nortel Networks, Inc.                40,000            109,200
  *Young Broadcasting, Inc.              4,400             38,016
                                                        ----------
                                                        $ 192,016
                                                        ----------

ELECTRIC AND GAS-0.00%
  *Touch America Holdings, Inc.         20,000                 34
                                                        ----------

ELECTRONICS-10.24%
  *Sun Microsystems, Inc.               10,000             40,400
  *Vishay Intertechnology, Inc.          6,000             74,580
                                                        ---------
                                                          114,980
                                                        ---------
MANUFACTURING-19.83%
  *Corning, Inc.                        20,000            222,600
                                                        ---------

PHARMACEUTICALS-16.20%
  Bristol Myers Squibb Co                3,000             76,380
  Schering Plough Corporation            5,000             90,750
  *Sirna Therapeutics, Inc.              5,000             14,600
                                                        ---------
                                                          181,730
                                                        ---------

TELECOMMUNICATIONS-10.58%
  *The Directv Group                     8,232            118,705
                                                         --------

TOTAL VALUE OF INVESTMENTS 73.96%                         830,065
(Cost $1,974,489)                                       =========

TOTAL CASH AND CASH EQUIVALENTS 26.04%                    292,339
                                                        =========

NET ASSETS 100%                                       $ 1,122,404
                                                       ============

* Non-income producing securities

AT MARCH 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
WAS $1,974,489, AND THE UNREALIZED DEPRECIATION WAS $1,144,424.

FOR INFORMATION REGARDING THE FUND'S POLICY FOR VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



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

ITEM 2.	CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       The Ehrenkrantz Trust


By (Signature and Title)           /s/ Irwin Nussbaum




                                   __________________________
                                   Name:  Irwin Nussbaum
                                   Title: President (Principal
                                   Executive Officer)

Date: May 31, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Irwin Nussbaum



                                   ___________________________
                                   Name:  Irwin Nussbaum
                                   Title: President (Principal
                                   Executive Officer)
Date: May 31, 2005


                                   By: /s/ Joan King




                                   ___________________________
                                   Name:  Joan King
                                   Title: Vice President,
                                   Secretary, Treasurer
                                   (Principal Financial
                                    and Accounting Officer
Date: May 31, 2005